Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Investment securities disclosures
Securities available-for-sale	SFr 1,398	SFr 1,716	SFr 1,479
Total investment securities	1,398	SFr 1,716	1,479
Bank
Investment securities disclosures
Securities available-for-sale	1,396		1,477
Total investment securities	SFr 1,396		SFr 1,477